SELECTED STATEMENT OF OPERATIONS DATA (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues, Total	$ 20,209	$ 18,913	$ 19,886
Product Line A [Member]
Revenues, Total	15,707	14,804	15,717
Product Line B [Member]
Revenues, Total	$ 4,502	$ 4,109	$ 4,169